SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Total interest and dividend income	$ 2,097	$ 1,958	$ 1,814	$ 1,777	$ 1,789	$ 1,764	$ 1,622	$ 1,637	$ 7,646	$ 6,812	$ 6,378
Total interest expense	597	488	396	373	398	402	320	311	1,854	1,431	1,155
Net interest income	1,500	1,470	1,418	1,404	1,391	1,362	1,302	1,326	5,792	5,381	5,223
Provision for (recovery of) loan losses	9	15	18	16	(12)	21	28	19	58	56	70
Net interest income after provision for loan losses	1,491	1,455	1,400	1,388	1,403	1,341	1,274	1,307	5,734	5,325	5,153
Total noninterest income	123	130	107	130	146	131	156	139	490	572	558
Total noninterest expense	993	896	916	934	947	939	944	943	3,739	3,773	3,706
Income before income taxes	621	689	591	584	602	533	486	503	2,485	2,124	2,005
Income taxes	203	263	196	186	210	204	193	192	848	799	658
Net income	$ 418	$ 426	$ 395	$ 398	$ 392	$ 329	$ 293	$ 311	$ 1,637	$ 1,325	$ 1,347
Per share data:
Basic	$ 0.22	$ 0.23	$ 0.21	$ 0.21	$ 0.20	$ 0.17	$ 0.16	$ 0.16	$ 0.87	$ 0.69	$ 0.69
Diluted	$ 0.22	$ 0.23	$ 0.21	$ 0.21	$ 0.20	$ 0.17	$ 0.16	$ 0.16	$ 0.87	$ 0.69	$ 0.69
Average shares outstanding
Basic	1,855,313	1,882,593	1,881,086	1,876,160	1,909,922	1,910,222	1,910,190	1,909,262	1,873,790	1,910,538	1,941,872
Diluted	1,855,313	1,882,593	1,881,086	1,876,160	1,909,922	1,910,222	1,910,190	1,909,262	1,873,790	1,910,538	1,941,872